Goodwill and Intangibles - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ (1.5)	€ (6.5)	€ (7.8)	€ 0.0
Discount rate		8.00%	8.00%
Long-term growth rate		1.00%	0.50%
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ 1.5	€ 6.5	€ 7.8